Commitments	12 Months Ended
Dec. 31, 2023
COMMITMENTS
Commitments	Commitments
The Company has entered into a number of contractual commitments for capital items relating to operations and development. At December 31, 2023, these commitments totaled $96.7 million. This compares to commitments of $64.0 million as at December 31, 2022. Certain contractual commitments may contain cancellation clauses; however, the Company discloses its commitments based on management’s intent to fulfill the contracts.